Derivatives and Hedging Activities - Balance Sheet Location for Derivative Instrument (Detail) - USD ($)	Sep. 30, 2017	May 31, 2017	Jan. 31, 2017	Dec. 31, 2016
Interest rate swaps
Derivative [Line Items]
Notional Amount		$ 1,200,000,000
Weighted Average Fixed Rate		1.844%
Interest rate swaps | Prepaid expenses and other assets
Derivative [Line Items]
Derivative asset				$ 1,879,000
Designated as Hedging Instrument | Interest Rate Swap - Effective Date May 3, 2017 (1)
Derivative [Line Items]
Notional Amount	$ 500,000,000
Weighted Average Fixed Rate	1.764%
Fair Value Asset (Liability)	$ 1,045,000
Designated as Hedging Instrument | Interest Rate Swap - Effective Date May 3, 2017 (2)
Derivative [Line Items]
Notional Amount	$ 700,000,000
Weighted Average Fixed Rate	1.901%
Fair Value Asset (Liability)	$ (2,380,000)
Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Notional Amount	1,200,000,000		$ 700,000,000	$ 500,000,000
Weighted Average Fixed Rate			1.964%	1.825%
Fair Value Asset (Liability)	$ (1,335,000)			$ 1,900,000